Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended					12 Months Ended
	Aug. 14, 2023	Apr. 24, 2023	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	May 31, 2022	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in eur per share)	€ 0.350		€ 0.350	€ 0.389	€ 0.170	€ 0.410	€ 0.210
Dividend declared, per ordinary share (in eur per share)								€ 0.756
Dividends per ordinary share (in eur per share)		€ 0.559						€ 1.106	€ 0.559	€ 0.620
Dividends paid			€ 1,260	€ 1,408	€ 636	€ 1,548	€ 820
Dividend declared								€ 2,500
Dividends								€ 3,760	€ 2,044	€ 2,368